Significant Accounting Policies - Discontinued Operations and Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended			12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies
Income (loss) from discontinued operations				$ (13)	$ (2)	$ 15
Income tax expense				5	1	(6)
Income (loss) from discontinued operations, net of tax	$ 1	$ (9)	$ (1)	$ (8)	$ (1)	$ 9
Antidilutive securities excluded from computation of earnings per share (in shares)				10.4	6.7	2.7